Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands					3 Months Ended						6 Months Ended			9 Months Ended			12 Months Ended
	Oct. 26, 2020	Sep. 26, 2020	May 20, 2020	May 12, 2020	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Sep. 28, 2019	Sep. 26, 2019	Jun. 29, 2019	Jun. 27, 2020	Jun. 27, 2020	Jun. 29, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018	Sep. 28, 2020	Dec. 28, 2018	Dec. 30, 2017	Apr. 05, 2017
Accumulated deficit		$ (89,938)			$ (89,938)									$ (89,938)			$ (76,537)	$ (71,643)
Working capital deficit		16,440			16,440									16,440			(55,353)
Total debt		57,253			57,253									57,253			39,313	37,393
Cash on hand		$ 7,370			7,370									7,370			1,196
Write-off of receivables														$ 900
Percentage of revenue decrased		30.00%												17.00%
Percentage of revenue increased												12.00%
Proceeds from disposal of business														$ 3,300				1,403
Debt instrument, face amount			$ 9,395																			$ 1,650
Impairment of good will							$ 2,969							2,969
Good will		$ 26,277			$ 26,277									$ 26,277			31,049	32,061			$ 27,169
Percent of fair value of reporting unit excess of carrying value		2.40%			2.40%									2.40%
Revenue					$ 48,640			67,320	67,320					$ 150,693	214,644	214,644	$ 278,478	260,926
Effective income tax						4.28%				2.60%	1.81%		(11.16%)				7.04%
Re-meaurementgain (loss) on intercompany note					442			$ (467)	(467)					(348)	(484)	$ (484)	$ 383	(686)
Temporary Contractor Revenue [Member]
Revenue					47,177				63,821					145,150	205,809		$ 266,974	$ 250,416
Permanent Placement Revenues [Member]
Revenue					1,463				$ 3,499					5,543	$ 8,835
Reporting Unit X [Member]
Good will		$ 14,200			$ 14,200									$ 14,200
Percent of fair value of reporting unit excess of carrying value		2.40%			2.40%									2.40%
Key Resources, Inc [Member]
Debt instrument, face amount			5,443
Lighthouse Placement Services, LLC [Member]
Debt instrument, face amount			1,890
Staffing 360 Georgia, LLC [Member]
Debt instrument, face amount			$ 2,062
Series E Preferred Stock [Member]
Conversion of preferred stock shares issued upon conversion shares		561.8			561.8									561.8						561.8
Preferred stock shares outstanding		13,000			13,000									13,000			13,000	13,000
Series E Preferred Stock [Member] | Subsequent Event [Member]
Number of preferred stock redeemed shares																			1,300
Conversion of preferred stock shares issued upon conversion shares																			1,300
Preferred stock shares outstanding																			11,700
FirstPro Recruitment, LLC [Member]
Proceeds from disposal of business														$ 3,300
Payment at closing														1,220
Restricted cash		$ 3,300			$ 3,300									3,300
12% Senior Secured Note [Member] | Jackson Investment Group LLC [Member] | Purchase Agreement [Member]
Debt maturity date	Sep. 30, 2022
Refinanced an aggregate cash payment	$ 35,700
PayCheck Protection Program [Member]
Total debt		19,395			19,395									19,395
PayCheck Protection Program [Member] | FirstPro Recruitment, LLC [Member]
Separate escrow account		2,080			2,080									$ 2,080
May 12 Note [Member]
Debt instrument, face amount				$ 10,000
Percentage of interest accured				1.00%
Debt instrument maturity term				2 years
Payments of principal and interest				18 months
May Twenty Note [Member]
Percentage of interest accured			1.00%
Debt instrument maturity term			2 years
Amount applied by borrowers for forgiveness			$ 9,395
Payments of principal and interest			18 months
PayCheck Protection Program Loan [Member]
Short- term debt obligation			$ 10,775
Long- term debt obligation			$ 8,620
PayCheck Protection Program Loan [Member] | CARES Act [Member]
Loan Forgiveness discription														All or a portion of the PPP Loan may be forgiven by the SBA upon application by the Company beginning 60 days but not later than 120 days after loan approval and upon documentation of expenditures in accordance with the SBA requirements. Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, covered mortgage interest and covered utilities during the eight-week period beginning on the date of loan approval.
Compensation of an individual employee prorated annually		$ 100			$ 100									$ 100
Maximum percentage of forgiven amount of non payroll cost		40.00%			40.00%									40.00%
Salaries of employees														$ 100
Percentage of minimum reduction in salaries and wages														25.00%